Offsets	Mar. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Prime Medicine, Inc.
Form or Filing Type	S-3
File Number	333-275321
Initial Filing Date	Nov. 03, 2023
Fee Offset Claimed	$ 3,332.02
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 22,574,647.92
Termination / Withdrawal Statement	1a. The registrant previously registered $500,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3 (File No.333-275321) initially filed with the Securities and Exchange Commission (the "Commission") on November 3, 2023, and declared effective by the Commission on November 13, 2023 (the "Initial Registration Statement"). The registrant previously paid an aggregate registration fee of $73,800.00 in connection with the Initial Registration Statement (based on the filing fee rate in effect at the time of the filing of the Initial Registration Statement). As of the date of filing of this Registration Statement, the registrant has sold an aggregate of $290,297,980.81 of such securities under the Initial Registration Statement, leaving the balance of $22,574,647.92 (the "Unsold Securities"), representing $30,952.02 in registration fees attributable to such Unsold Securities under the Initial Registration Statement. The registrant previously applied $27,620.00 of the $30,952.02 in registration fees attributable to such Unsold Securities, previously paid in connection with the Initial Registration Statement, to offset the registration fee payable in connection with the Registration Statement on Form S-3ASR (File No. 333-291348), filed with the Commission on November 5, 2025 (the "Second Registration Statement" and, together with the Initial Registration Statement, the "Prior Registration Statements"), relating to $200,000,000 of the registrant's shares of common stock that may be issued and sold pursuant to a certain sales agreement with Jefferies LLC under the Second Registration Statement. As a result of such prior offset, $27,620.00 of the registration fees attributable to the Initial Registration Statement was deemed applied and is no longer available for further offset. Accordingly, the registrant hereby applies the remaining balance of $3,332.02 in unused registration fees to offset the registration fee payable in connection with this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the securities with respect to which such remaining fee offset is claimed under the Initial Registration Statement will be deemed terminated as of the effective date of this Registration Statement. 1b. The registrant previously paid a registration fee of $27,620.00 (based on the filing fee rate in effect at the time of the filing of the Second Registration Statement) related to $200,000,000 of the registrant's shares of common stock that may be issued and sold under a certain sales agreement with Jefferies LLC pursuant to the Second Registration Statement. Of such shares of common stock, all $200,000,000 remains unsold as of the date of filing of this Registration Statement, and the registration fee of $27,620.00 attributable thereto is hereby applied to offset the registrant's total registration fee payable in connection with this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the securities with respect to which such fee offset is claimed under the Second Registration Statement will be deemed terminated as of the effective date of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Prime Medicine, Inc.
Form or Filing Type	S-3
File Number	333-275321
Initial Filing Date	Nov. 03, 2023
Fee Offset Claimed	$ 27,620.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.00001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000.00
Termination / Withdrawal Statement	See Note 1b.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Prime Medicine, Inc.
Form or Filing Type	S-3
File Number	333-275321
Filing Date	Nov. 03, 2023
Fee Paid with Fee Offset Source	$ 73,800.00
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Prime Medicine, Inc.
Form or Filing Type	S-3
File Number	333-275321
Filing Date	Nov. 03, 2023
Fee Paid with Fee Offset Source	$ 27,620.00